Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2025
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Schedule of Annual Repayment of Contractual Commitments

	Year Ending March 31,
	2026	2027	2028	2029	2030	Thereafter	Total
	(Amounts in millions)
Contractual commitments by expected repayment date (off-balance sheet arrangements)
Film related obligations commitments (1)	$187.3	$47.3	$5.8	$—	$—	$—	$240.4
Interest payments (2)	131.9	100.0	66.7	55.8	21.7	—	376.1
Other contractual obligations	92.8	67.5	42.5	33.6	25.0	154.9	416.3

Total future commitments under contractual obligations (3)	$412.0	$214.8	$115.0	$89.4	$46.7	$154.9	$1,032.8

(1)	Film related obligations commitments are not reflected on the consolidated balance sheets as they did not then meet the criteria for recognition and include the following items:
(i)
Distribution and marketing commitments represent contractual commitments for future expenditures associated with distribution and marketing of films which we will distribute. The payment dates of these amounts are primarily based on the anticipated release date of the film.

(ii)	Minimum guarantee commitments represent contractual commitments related to the purchase of film rights for pictures to be delivered in the future.
(iii)	Production loan commitments represent amounts committed for future film production and development to be funded through production financing and recorded as a production loan liability when incurred. Future payments under these commitments are based on anticipated delivery or release dates of the related film or contractual due dates of the commitment. The amounts include estimated future interest payments associated with the commitment.
(2)
Includes cash interest payments on the Company’s corporate debt and film related obligations, based on the applicable SOFR interest rates at March 31, 2025, net of payments and receipts from the Company’s interest rate swaps, and excluding the interest payments on the revolving credit facility as future amounts are not fixed or determinable due to fluctuating balances and interest rates.

(3)
Not included in the amounts above are $90.7 million included in other liabilities-non
current representing the compensatory portion of the 3 Arts Entertainment noncontrolling interest and $93.7 million of redeemable noncontrolling interest, as future amounts and timing are subject to a number of uncertainties such that we are unable to make sufficiently reliable estimations of future payments (see Note 12).

LIONS GATE ENTERTAINMENT CORP [Member]
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Schedule of Annual Repayment of Contractual Commitments
The following table sets forth our future annual repayment of contractual commitments as of March 31, 2025:

	Year Ending March 31,
	2026	2027	2028	2029	2030	Thereafter	Total
	(Amounts in millions)
Contractual commitments by expected repayment date (off-balance sheet arrangements)
Film related obligations commitments (1)	$378.0	$189.5	$6.0	$—	$—	$—	$573.5
Interest payments (2)	171.3	139.3	106.0	95.1	23.4	—	535.1
Other contractual obligations	134.1	73.6	42.5	33.6	25.0	154.9	463.7

Total future commitments under contractual obligations (3)	$683.4	$402.4	$154.5	$128.7	$48.4	$154.9	$1,572.3

(1)	Film related obligations commitments are not reflected on the consolidated balance sheets as they did not then meet the criteria for recognition and include the following items:

(i)
Distribution and marketing commitments represent contractual commitments for future expenditures associated with distribution and marketing of films which we will distribute. The payment dates of these amounts are primarily based on the anticipated release date of the film.

(ii)	Minimum guarantee commitments represent contractual commitments related to the purchase of film rights for pictures to be delivered in the future.
(iii)
Program rights commitments represent contractual commitments under programming license agreements related to films that are not available for exhibition until some future date (see below for further details).

(iv)
Production loan commitments represent amounts committed for future film production and development to be funded through production financing and recorded as a production loan liability when incurred. Future payments under these commitments are based on anticipated delivery or release dates of the related film or contractual due dates of the commitment. The amounts include estimated future interest payments associated with the commitment.

(2)
Includes cash interest payments on our corporate debt and film related obligations, based on the applicable SOFR interest rates at March 31, 2025, net of payments and receipts from the Company’s interest rate swaps, and excluding the interest payments on the revolving credit facility as future amounts are not fixed or determinable due to fluctuating balances and interest rates.

(3)
Not included in the amounts above are $90.7 million included in other liabilities-non
current representing the compensatory portion of the 3 Arts Entertainment noncontrolling interest and $93.7 million of redeemable noncontrolling interest, as future amounts and timing are subject to a number of uncertainties such that we are unable to make sufficiently reliable estimations of future payments (see Note 11).